Property, Furniture and Equipment - Additional Information (Details) - PEN (S/) S/ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment	S/ 30,098	S/ 23,857
Construction in progress	S/ 10,744	S/ 11,908